Segmented Information - Segment Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Accounts receivable	$ 9,996	$ 10,681
Intangible exploration and evaluation assets	584	33,706
Petroleum and natural gas assets	140,059	196,150
Other assets	2,917	4,296
Deferred taxes	3,723	8,387
Assets	201,147	308,325
Liabilities
Accounts payable and accrued liabilities	21,667	32,156
Derivative commodity contracts	398	217
Long-term debt	6,567	37,041
Asset retirement obligation	13,042	13,612
Lease obligation	2,014	1,808
Deferred taxes	3,723	8,387
Liabilities	62,852	93,835
Operating segments [member]
Assets
Accounts receivable	9,415	10,140
Intangible exploration and evaluation assets	584	33,706
Petroleum and natural gas assets	140,059	196,150
Other assets	1,996	2,862
Other	35,733	50,921
Deferred taxes	3,723	8,387
Assets	191,510	302,166
Liabilities
Accounts payable and accrued liabilities	16,382	26,257
Derivative commodity contracts	398	217
Long-term debt	21,464	37,041
Asset retirement obligation	13,042	13,612
Lease obligation	1,768	994
Deferred taxes	3,723	8,387
Liabilities	56,777	86,508
Operating segments [member] | Egypt [member]
Assets
Accounts receivable	6,594	6,266
Intangible exploration and evaluation assets		33,176
Petroleum and natural gas assets	70,331	117,591
Other assets	1,985	2,847
Other	33,571	48,652
Deferred taxes	3,723	8,387
Assets	116,204	216,919
Liabilities
Accounts payable and accrued liabilities	14,342	19,459
Derivative commodity contracts	398	217
Long-term debt	14,897	29,502
Lease obligation	1,466	718
Deferred taxes	3,723	8,387
Liabilities	34,826	58,283
Operating segments [member] | Canada [member]
Assets
Accounts receivable	2,821	3,874
Intangible exploration and evaluation assets	584	530
Petroleum and natural gas assets	69,728	78,559
Other assets	11	15
Other	2,162	2,269
Assets	75,306	85,247
Liabilities
Accounts payable and accrued liabilities	2,040	6,798
Long-term debt	6,567	7,539
Asset retirement obligation	13,042	13,612
Lease obligation	302	276
Liabilities	21,951	28,225
Non-segment [member]
Assets
Assets	9,637	6,159
Liabilities
Liabilities	$ 6,075	$ 7,327